Shareholder Report, Line Graph (Details) 197331_Trenchless Fund ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Apr. 02, 2024	Dec. 31, 2025
Trenchless Fund ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Trenchless Fund ETF NAV
Accumulated Value	$ 11,853	$ 10,000	$ 12,558
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Total Return Index
Accumulated Value	11,954	10,000	$ 14,482
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	$ 11,413	$ 10,000	$ 13,454